Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Schedule of lease balances

	June 30, 2026	December 31, 2025
Right-of-use assets	$2,706	$2,918
Lease liabilities, current	$390	$454
Lease liabilities, non-current	3,875	4,233
Total operating lease liabilities	$4,265	$4,687

	As of December 31
	2025	2024
Right-of-use assets	$2,918	$3,278
Lease liabilities, current	$454	$597
Lease liabilities, non-current	4,233	4,410
Total operating lease liabilities	$4,687	$5,007

Schedule of maturities of operating lease liabilities

Maturities of operating lease liabilities were as follows as of June 30, 2026:

Fiscal year ending:
2026	$413
2027	838
2028	947
2029	947
Thereafter	2,841
Future minimum payments	5,986
Impact of discounting	(1,721)
Total	$4,265

Maturities of operating lease liabilities were as follows as of December 31, 2025:

Fiscal year ending:
2026	$933
2027	870
2028	983
2029	983
2030	983
Thereafter	1,966
Future minimum payments	6,718
Impact of discounting	(2,031)
Total	$4,687